Subsequent Events (Details Textual) - shares	Jul. 14, 2017	Jul. 13, 2017	Jun. 30, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
Common Stock, Shares Authorized			5,000,000,000	5,000,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock, Shares Authorized	10,000,000,000	5,000,000,000